Loss Per Share (Details) - CHF (SFr)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss Per Share [Abstract]
Loss attributable to owners of the Company		SFr (6,631,901)	SFr (11,496,401)	SFr (24,409,474)
Weighted average number of shares outstanding	[1]	2,909,056	795,043	218,709
Basic and diluted loss per share		SFr (2.28)	SFr (14.46)	SFr (111.61)

[1]	The basic and diluted loss per share for the year ended December 31, 2018 and the year ended December 31, 2017 is revised to reflect the reverse-split ratio of 10 to 1 following the Merger on March 13, 2018 and the reverse-split ratio of 20 to 1 following the "reverse share split" on May 1, 2019.